Note 9 - Term Loan and Line of Credit Agreements - Future Maturities of Long-term Debt (Details) $ in Thousands	Dec. 31, 2018 USD ($)
2019	$ 597
2020	629
2021	664
2022	700
2023	739
Thereafter	7,569
Total	$ 10,898